Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 189,510	$ 107,073	$ 75,503
Cost of revenue	33,188	22,224	15,621
Gross profit	156,322	84,849	59,882
Operating expenses:
Research and development	45,719	34,483	26,035
Sales and marketing	94,379	62,750	49,720
General and administrative	28,034	22,366	20,596
Total operating expenses	168,132	119,599	96,351
Operating loss	(11,810)	(34,750)	(36,469)
Financial income (expenses), net	(2,800)	1,371	408
Loss before income taxes	(14,610)	(33,379)	(36,061)
Income taxes	(200)	(160)
Net loss	(14,810)	(33,539)	(36,061)
Deemed dividend to protected ordinary shareholders		(632)
Net loss attributable to ordinary shareholders	$ (14,810)	$ (34,171)	$ (36,061)
Basic and diluted net loss per share attributable to ordinary shareholders	$ (0.46)	$ (1.67)	$ (5.42)
Basic and diluted weighted average ordinary shares	32,323,636	20,503,893	6,647,898